RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Depreciation and Interest expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation relating to right-of-use assets	$ 1,925,208	$ 1,209,224
Interest expense relating to lease obligations	1,438,477	836,130
Lease obligations - current portion [Note 9]	866,304	1,087,835
Lease obligations - non-current portion [Note 9]	23,864,059	13,033,310
Cost of goods sold
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation relating to right-of-use assets	390,730	179,725
Interest expense relating to lease obligations	525,800	258,697
Expenses
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation relating to right-of-use assets	1,534,479	1,029,500
Other income
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense relating to lease obligations	$ 912,677	$ 577,433